Statement of Additional Information Supplement
dated August 1, 2009

Putnam AMT-Free Municipal Fund	Putnam Global Industrials Fund

Putnam Absolute Return 100 Fund	Putnam Global Income Trust

Putnam Absolute Return 300 Fund	Putnam Global Natural Resources Fund

Putnam Absolute Return 500 Fund	Putnam Global Technology Fund

Putnam Absolute Return 700 Fund	Putnam Global Telecommunications Fund

Putnam American Government Income Fund	Putnam Global Utilities Fund

Putnam Arizona Tax Exempt Income Fund	Putnam High Yield Advantage Fund

Putnam Asset Allocation: Balanced Portfolio	Putnam High Yield Trust

Putnam Asset Allocation: Conservative Portfolio	Putnam Income Fund

Putnam Asset Allocation: Equity Portfolio	Putnam Income Strategies Fund

Putnam Asset Allocation: Growth Portfolio	Putnam Investors Fund

Putnam California Tax Exempt Income Fund	Putnam Massachusetts Tax Exempt Income Fund

Putnam Capital Opportunities Fund	Putnam Michigan Tax Exempt Income Fund

Putnam Capital Spectrum Fund	Putnam Mid Cap Value Fund

Putnam Convertible Income-Growth Trust	Putnam Minnesota Tax Exempt Income Fund

Putnam Diversified Income Trust	Putnam Money Market Fund

Putnam Equity Income Fund	Putnam New Jersey Tax Exempt Income Fund

Putnam Equity Spectrum Fund	Putnam New York Tax Exempt Income Fund

Putnam Floating Rate Income Fund	Putnam Ohio Tax Exempt Income Fund

The Putnam Fund for Growth and Income	Putnam Pennsylvania Tax Exempt Income Fund

The George Putnam Fund of Boston	Putnam Research Fund

Putnam Global Consumer Fund	Putnam Small Cap Value Fund

Putnam Global Energy Fund	Putnam Tax Exempt Income Fund

Putnam Global Financials Fund	Putnam Tax Exempt Money Market Fund

Putnam Global Health Care Fund	Putnam Tax-Free High Yield Fund

Putnam U.S. Government Income Trust

In July 2009 the Board of Trustees of the Putnam Funds approved (1) a new management contract for each of the funds named above with management fee breakpoints based on the aggregate net assets of all open-end funds sponsored by Putnam Management, and (2) for certain funds indicated below, changes to certain fundamental investment restrictions, all of which will be submitted to shareholders for approval at a meeting expected to be held in the fourth quarter of 2009. If the new management contracts are approved by shareholders of substantially all of the Putnam Funds, it is expected that the new management contracts would be implemented on January 1, 2010. As shown in Appendix A, based on June 30, 2009 net asset levels, the proposed management contract would provide for payment of a management fee rate that is lower for almost all funds, and in many cases materially lower, than the management fee rate payable under the current management contract. For a small number of funds, the management fee rate would be slightly higher under the proposed contract at these asset levels, but by only immaterial amounts.

Putnam Management and the Board of Trustees also agreed, effective August 1, 2009, to replace each fund’s previous expense limitation with a new expense limitation arrangement.

1. For all funds listed above: The following is added at the end of CHARGES AND EXPENSES – Management fees to Part I of this SAI:

Subject to shareholder approval, under a new management contract approved by the Trustees, the fund will pay a monthly fee (a monthly base fee, in the case of Putnam Absolute Return 100, 300, 500 and 700 Funds, Putnam Capital Spectrum Fund and Putnam Equity Spectrum Fund, which remains subject to a performance adjustment unaffected by the new management contract) to Putnam Management at an annual rate (as a percentage of the fund’s average net assets for the month) that varies based on the average of the aggregate net assets of all open-end funds

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sponsored by Putnam Management (fund family assets), as determined at the close of each business day during the month, as follows:

Putnam Absolute Return 700 Fund (base fee):
1.030% of the first $5 billion of average fund family assets
0.980% of the next $5 billion of average fund family assets
0.930% of the next $10 billion of average fund family assets
0.880% of the next $10 billion of average fund family assets
0.830% of the next $50 billion of average fund family assets
0.810% of the next $50 billion of average fund family assets
0.800% of the next $100 billion of average fund family assets
0.795% of any excess thereafter.

Putnam Absolute Return 500 Fund (base fee)

Putnam Capital Spectrum Fund (base fee)

Putnam Equity Spectrum Fund (base fee)

0.880% of the first $5 billion of average fund family assets
0.830% of the next $5 billion of average fund family assets
0.780% of the next $10 billion of average fund family assets
0.730% of the next $10 billion of average fund family assets
0.680% of the next $50 billion of average fund family assets
0.660% of the next $50 billion of average fund family assets
0.650% of the next $100 billion of average fund family assets
0.645% of any excess thereafter.

Putnam Capital Opportunities Fund

Putnam Convertible Income-Growth Trust

Putnam Global Consumer Fund

Putnam Global Energy Fund

Putnam Global Financials Fund

Putnam Global Health Care Fund

Putnam Global Industrials Fund

Putnam Global Natural Resources Fund

Putnam Global Technology Fund

Putnam Global Telecommunications Fund

Putnam Global Utilities Fund

Putnam Small Cap Value Fund

0.780% of the first $5 billion of average fund family assets
0.730% of the next $5 billion of average fund family assets
0.680% of the next $10 billion of average fund family assets
0.630% of the next $10 billion of average fund family assets
0.580% of the next $50 billion of average fund family assets
0.560% of the next $50 billion of average fund family assets
0.550% of the next $100 billion of average fund family assets
0.545% of any excess thereafter.

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Putnam Asset Allocation: Equity Portfolio

Putnam Asset Allocation: Growth Portfolio

0.750% of the first $5 billion of average fund family assets
0.700% of the next $5 billion of average fund family assets
0.650% of the next $10 billion of average fund family assets
0.600% of the next $10 billion of average fund family assets
0.550% of the next $50 billion of average fund family assets
0.530% of the next $50 billion of average fund family assets
0.520% of the next $100 billion of average fund family assets
0.515% of any excess thereafter.

Putnam Mid Cap Value Fund:
0.740% of the first $5 billion of average fund family assets
0.690% of the next $5 billion of average fund family assets
0.640% of the next $10 billion of average fund family assets
0.590% of the next $10 billion of average fund family assets
0.540% of the next $50 billion of average fund family assets
0.520% of the next $50 billion of average fund family assets
0.510% of the next $100 billion of average fund family assets
0.505% of any excess thereafter.

Putnam Absolute Return 300 Fund (base fee):
0.730% of the first $5 billion of average fund family assets
0.680% of the next $5 billion of average fund family assets
0.630% of the next $10 billion of average fund family assets
0.580% of the next $10 billion of average fund family assets
0.530% of the next $50 billion of average fund family assets
0.510% of the next $50 billion of average fund family assets
0.500% of the next $100 billion of average fund family assets
0.495% of any excess thereafter.

Putnam Floating Rate Income Fund

Putnam High Yield Trust

Putnam High Yield Advantage Fund

0.720% of the first $5 billion of average fund family assets
0.670% of the next $5 billion of average fund family assets
0.620% of the next $10 billion of average fund family assets
0.570% of the next $10 billion of average fund family assets
0.520% of the next $50 billion of average fund family assets
0.500% of the next $50 billion of average fund family assets
0.490% of the next $100 billion of average fund family assets
0.485% of any excess thereafter.

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Putnam Investors Fund

Putnam Research Fund

0.710% of the first $5 billion of average fund family assets
0.660% of the next $5 billion of average fund family assets
0.610% of the next $10 billion of average fund family assets
0.560% of the next $10 billion of average fund family assets
0.510% of the next $50 billion of average fund family assets
0.490% of the next $50 billion of average fund family assets
0.480% of the next $100 billion of average fund family assets
0.475% of any excess thereafter.

Putnam Diversified Income Trust

Putnam Global Income Trust

0.700% of the first $5 billion of average fund family assets
0.650% of the next $5 billion of average fund family assets
0.600% of the next $10 billion of average fund family assets
0.550% of the next $10 billion of average fund family assets
0.500% of the next $50 billion of average fund family assets
0.480% of the next $50 billion of average fund family assets
0.470% of the next $100 billion of average fund family assets
0.465% of any excess thereafter.

Putnam Asset Allocation: Balanced Portfolio

The George Putnam Fund of Boston

Putnam Asset Allocation: Conservative Portfolio

Putnam Income Strategies Fund

0.680% of the first $5 billion of average fund family assets
0.630% of the next $5 billion of average fund family assets
0.580% of the next $10 billion of average fund family assets
0.530% of the next $10 billion of average fund family assets
0.480% of the next $50 billion of average fund family assets
0.460% of the next $50 billion of average fund family assets
0.450% of the next $100 billion of average fund family assets
0.445% of any excess thereafter.

Putnam Absolute Return 100 Fund (base fee)

Putnam Equity Income Fund

The Putnam Fund for Growth and Income

Putnam Tax-Free High Yield Fund

0.630% of the first $5 billion of average fund family assets
0.580% of the next $5 billion of average fund family assets
0.530% of the next $10 billion of average fund family assets
0.480% of the next $10 billion of average fund family assets
0.430% of the next $50 billion of average fund family assets
0.410% of the next $50 billion of average fund family assets
0.400% of the next $100 billion of average fund family assets
0.395% of any excess thereafter.

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Putnam AMT-Free Municipal Fund

Putnam Arizona Tax Exempt Income Fund

Putnam California Tax Exempt Income Fund

Putnam Massachusetts Tax Exempt Income Fund

Putnam Michigan Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam New Jersey Tax Exempt Income Fund

Putnam New York Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam Pennsylvania Tax Exempt Income Fund

Putnam Tax Exempt Income Fund

0.590% of the first $5 billion of average fund family assets
0.540% of the next $5 billion of average fund family assets
0.490% of the next $10 billion of average fund family assets
0.440% of the next $10 billion of average fund family assets
0.390% of the next $50 billion of average fund family assets
0.370% of the next $50 billion of average fund family assets
0.360% of the next $100 billion of average fund family assets
0.355% of any excess thereafter.

Putnam American Government Income Fund

Putnam Income Fund

Putnam U.S. Government Income Trust

0.550% of the first $5 billion of average fund family assets
0.500% of the next $5 billion of average fund family assets
0.450% of the next $10 billion of average fund family assets
0.400% of the next $10 billion of average fund family assets
0.350% of the next $50 billion of average fund family assets
0.330% of the next $50 billion of average fund family assets
0.320% of the next $100 billion of average fund family assets
0.315% of any excess thereafter.

Putnam Money Market Fund

Putnam Tax Exempt Money Market Fund

0.440% of the first $5 billion of average fund family assets
0.390% of the next $5 billion of average fund family assets
0.340% of the next $10 billion of average fund family assets
0.290% of the next $10 billion of average fund family assets
0.240% of the next $50 billion of average fund family assets
0.220% of the next $50 billion of average fund family assets
0.210% of the next $100 billion of average fund family assets
0.205% of any excess thereafter.

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2(a). For the following funds only:

Putnam Absolute Return 100 Fund	Putnam Asset Allocation: Growth	Putnam Global Industrials Fund
Portfolio

Putnam Absolute Return 300 Fund	Putnam Capital Spectrum Fund	Putnam Global Natural Resources
Fund

Putnam Absolute Return 500 Fund	Putnam Equity Spectrum Fund	Putnam Global Technology Fund

Putnam Absolute Return 700 Fund	Putnam Global Consumer Fund	Putnam Global
Telecommunications Fund

Putnam Asset Allocation: Balanced	Putnam Global Energy Fund	Putnam Global Utilities Fund
Portfolio

Putnam Asset Allocation:	Putnam Global Financials Fund	Putnam Income Strategies Fund
Conservative Portfolio

Putnam Asset Allocation: Equity	Putnam Global Health Care Fund
Portfolio

Subject to shareholder approval, the fund’s fundamental restriction in INVESTMENT RESTRICTIONS with respect to commodities will be revised to state that the fund may not “purchase or sell commodities, except as permitted by applicable law.”

2(b). For Putnam Global Utilities Fund only: Subject to shareholder approval, the fund’s fundamental restriction (1)(b) in INVESTMENT RESTRICTIONS with respect to diversification of investments will be revised to state that the fund may not, “with respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.”

2(c). For Putnam Global Natural Resources Fund and Putnam Global Utilities Fund only: Subject to shareholder approval, the fund’s fundamental restriction (2)(b) in INVESTMENT RESTRICTIONS with respect to the acquisition of voting securities will be revised to state that the fund may not, “with respect to 50% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.”

2(d). For Putnam Global Natural Resources Fund and Putnam New Jersey Tax Exempt Income Fund only: Subject to shareholder approval, the fund’s fundamental restriction (3)(b) for Putnam Global Natural Resources Fund and (1)(b) for New Jersey Tax Exempt Income Fund in INVESTMENT RESTRICTIONS with respect to borrowing will be revised to state that the fund may not “borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made” and the fund’s fundamental restriction (4)(b) for Putnam Global Natural Resources Fund and (5)(b) for New Jersey Tax Exempt Income Fund in INVESTMENT RESTRICTIONS with respect to making loans will be revised to state that the fund may not “make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.”

If shareholders do not approve any of these proposals, or they are otherwise not implemented by February 1, 2010, this SAI will be supplemented accordingly.

3. CHARGES AND EXPENSES—Management fees in Part I of this SAI and MANAGEMENT—The Management Contract in Part II of this SAI are supplemented with the following information:

Effective August 1, 2009 through July 31, 2010, Putnam Management and the Board of Trustees of the funds agreed to replace the Lipper category expense limitation applicable to all funds and the custom Lipper expense limitation applicable to certain funds with a new expense limitation arrangement under which Putnam Management will

(a) waive management fees of each fund identified below to the extent that the management fee would otherwise exceed the stated annual rate of the fund’s average net assets:

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Putnam American Government Income Fund	0.412%

Putnam AMT-Free Municipal Fund	0.452%

Putnam Asset Allocation: Balanced Portfolio	0.550%

Putnam Asset Allocation: Conservative Portfolio	0.550%

Putnam Asset Allocation: Equity Portfolio	0.612%

Putnam Asset Allocation: Growth Portfolio	0.611%

Putnam Arizona Tax Exempt Income Fund	0.452%

Putnam California Tax Exempt Income Fund	0.452%

Putnam Diversified Income Trust	0.562%

Putnam Global Income Trust	0.562%

Putnam Global Industrials Fund	0.642%

Putnam Global Utilities Fund	0.642%

Putnam High Yield Advantage Fund	0.600%

Putnam High Yield Trust	0.600%

Putnam Income Fund	0.412%

Putnam Massachusetts Tax Exempt Income Fund	0.452%

Putnam Michigan Tax Exempt Income Fund	0.452%

Putnam Minnesota Tax Exempt Income Fund	0.452%

Putnam New Jersey Tax Exempt Income Fund	0.452%

Putnam New York Tax Exempt Income Fund	0.452%

Putnam Ohio Tax Exempt Income Fund	0.452%

Putnam Pennsylvania Tax Exempt Income Fund	0.452%

Putnam Research Fund	0.572%

Putnam Small Cap Value Fund	0.642%

Putnam Tax Exempt Income Fund	0.452%

Putnam Tax-Free High Yield Fund	0.500%

Putnam U.S. Government Income Trust	0.412%

(b) reimburse expenses of all funds to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis (or from August 1, 2009 through the fund’s next fiscal year end, as applicable), to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period (or since August 1, 2009, as applicable),

(c) waive fees (and to the extent necessary, bear other expenses) of each fund identified below to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s distribution plans) would exceed the stated annual rate of the fund’s average assets:

Putnam Floating Rate Income Fund	0.850%

Putnam Income Strategies Fund	0.500%

Putnam Tax Exempt Money Market Fund	0.600%

(d) waive fees (and to the extent necessary, bear other expenses) of each fund identified below to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investment management contract and distribution plans) would exceed the stated annual rate of the fund’s average assets:

Putnam Absolute Return 500 Fund	0.450%

Putnam Absolute Return 700 Fund	0.450%

Putnam Capital Spectrum Fund	0.450%

Putnam Equity Spectrum Fund	0.450%

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4. MANAGEMENT—Investor Servicing Agent in Part II of this SAI is supplemented to disclose that, effective August 1, 2009 through at least July 31, 2010, investor servicing fees for each fund will not exceed an annual rate of 0.375% of the fund’s average assets.

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Appendix A

			EQUITY FUNDS

Name of	Proposed	Current	Difference	Name of Fund	Proposed	Current	Difference
Fund	Effective	Effective			Effective	Effective
	Contractual	Contractual			Contractual	Contractual
	Rate	Rate			Rate	Rate

Putnam	0.492%	0.518%	(0.026%)	The Putnam Fund	0.492%	0.487%	0.005%
Equity				for Growth and
Income Fund				Income

Putnam	0.572%	0.570%	0.002%	Putnam Research	0.572%	0.650%	(0.078%)
Investors				Fund
Fund

Putnam Mid	0.602%	0.700%	(0.098%)
Cap Value
Fund

Putnam	0.642%	0.650%	(0.008%)	Putnam Small Cap	0.642%	0.800%	(0.158%)
Capital				Value Fund
Opportunities
Fund

Putnam	0.642%	0.640%	0.002%
Convertible
Income-
Growth Trust

Putnam	0.642%	0.700%	(0.058%)	Putnam Global	0.642%	0.700%	(0.058%)
Global				Energy Fund
Consumer
Fund

Putnam	0.642%	0.700%	(0.058%)	Putnam Global	0.642%	0.700%	(0.058%)
Global				Natural Resources
Financials				Fund
Fund

Putnam	0.642%	0.637%	0.005%	Putnam Global	0.642%	0.700%	(0.058%)
Global				Telecommunications
Health Care				Fund
Fund

Putnam	0.642%	0.700%	(0.058%)	Putnam Global	0.642%	0.700%	(0.058%)
Global				Utilities Fund
Industrials
Fund

Putnam	0.642%	0.700%	(0.058%)
Global
Technology
Fund

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FIXED INCOME FUNDS

Name of	Proposed	Current	Difference	Name of	Proposed	Current	Difference
Fund	Effective	Effective		Fund	Effective	Effective
	Contractual	Contractual			Contractual	Contractual
	Rate	Rate			Rate	Rate

Putnam	0.412%	0.622%	(0.210%)	Putnam U.S.	0.412%	0.504%	(0.092%)
American				Government
Government				Income Trust
Income
Fund

Putnam	0.412%	0.602%	(0.190%)
Income
Fund

Putnam Tax-	0.492%	0.500%	(0.008%)
Free High
Yield Fund

Putnam	0.562%	0.599%	(0.036%)	Putnam Global	0.562%	0.700%	(0.138%)
Diversified				Income Trust
Income
Trust

Putnam	0.582%	0.650%	(0.068%)	Putnam High	0.582%	0.679%	(0.097%)
Floating				Yield
Rate Income				Advantage
Fund				Fund

Putnam	0.582%	0.636%	(0.053%)
High Yield
Trust

Putnam	0.452%	0.500%	(0.048%)	Putnam	0.452%	0.500%	(0.048%)
AMT-Free				Arizona Tax
Municipal				Exempt Income
Fund				Fund

Putnam	0.452%	0.500%	(0.048%)	Putnam	0.452%	0.500%	(0.048%)
California				Massachusetts
Tax Exempt				Tax Exempt
Income				Income Fund
Fund

Putnam	0.452%	0.500%	(0.048%)	Putnam	0.452%	0.500%	(0.048%)
Michigan				Minnesota Tax
Tax Exempt				Exempt Income
Income				Fund
Fund

Putnam	0.452%	0.500%	(0.048%)	Putnam New	0.452%	0.500%	(0.048%)
New Jersey				York Tax
Tax Exempt				Exempt Income
Income				Fund
Fund

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Name of	Proposed	Current	Difference	Name of	Proposed	Current	Difference
Fund	Effective	Effective		Fund	Effective	Effective
	Contractual	Contractual			Contractual	Contractual
	Rate	Rate			Rate	Rate

Putnam	0.452%	0.500%	(0.048%)	Putnam	0.452%	0.500%	(0.048%)
Ohio Tax				Pennsylvania
Exempt				Tax Exempt
Income				Income Fund
Fund

Putnam Tax	0.452%	0.500%	(0.048%)
Exempt
Income
Fund

MONEY MARKET FUNDS

Name of	Proposed	Current	Difference	Name of	Proposed	Current	Difference
Fund	Effective	Effective		Fund	Effective	Effective
	Contractual	Contractual			Contractual	Contractual
	Rate	Rate			Rate	Rate

Putnam	0.302%	0.308%	(0.006%)	Putnam Tax	0.302%	0.450%	(0.148%)
Money				Exempt Money
Market				Market Fund
Fund

ASSET ALLOCATION AND SPECIALTY FUNDS

Name of	Proposed	Current	Difference	Name of	Proposed	Current	Difference
Fund	Effective	Effective		Fund	Effective	Effective
	Contractual	Contractual			Contractual	Contractual
	Rate	Rate			Rate	Rate

Putnam	0.492%	0.550%	(0.058%)
Absolute
Return 100
Fund

Putnam	0.542%	0.654%	(0.112%)	Putnam	0.542%	0.650%	(0.108%)
Asset				Income
Allocation:				Strategies
Conservative				Fund
Portfolio

Putnam	0.542%	0.624%	(0.082%)	The George	0.542%	0.570%	(0.028%)
Asset				Putnam Fund
Allocation:				of Boston
Balanced
Portfolio

Putnam	0.592%	0.650%	(0.058%)
Absolute
Return 300
Fund

Putnam	0.612%	0.700%	(0.088%)	Putnam Asset	0.612%	0.611%	0.001%
Asset				Allocation:
Allocation:				Growth
Equity

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Name of	Proposed	Current	Difference	Name of	Proposed	Current	Difference
Fund	Effective	Effective		Fund	Effective	Effective
	Contractual	Contractual			Contractual	Contractual
	Rate	Rate			Rate	Rate

Portfolio				Portfolio

Putnam	0.742%	0.800%	(0.058%)	Putnam	0.742%	0.800%	(0.058%)
Absolute				Capital
Return 500				Spectrum
Fund				Fund

Putnam	0.742%	0.800%	(0.058%)
Equity
Spectrum
Fund

Putnam	0.892%	0.950%	(0.058%)
Absolute
Return 700
Fund

[ ] 08/09

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